Intangibles (Details 1)	9 Months Ended
Sep. 30, 2016
Customer Relationships - Service [Member]
Finite-Lived Intangible Assets, Amortization Method	Pattern of economic benefit
Finite-Lived Intangible Asset, Useful Life	15 years
BackLog - Construction [Member]
Finite-Lived Intangible Assets, Amortization Method	Pattern of economic benefit
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
BackLog - Service [Member]
Finite-Lived Intangible Assets, Amortization Method	Straight line
Finite-Lived Intangible Asset, Useful Life	1 year